       As filed with the Securities and Exchange Commission on October 15, 1996
                                                               File No. 33-46268
                                                               File No. 811-6585
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            Post-Effective Amendment No. 7

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 9
              ---------------------------------------------------------

                               STONE BRIDGE FUNDS, INC.
                (Exact Name of Registrant as Specified in its Charter)

                     Two Portland Square, Portland, Maine  04101
                       (Address of Principal Executive Office)

           Registrant's Telephone Number, including Area Code: 207-879-1900

              ---------------------------------------------------------
                                     Max Berueffy
                            Forum Financial Services, Inc.
                      Two Portland Square, Portland, Maine 04101
                       (Name and Address of Agent for Service)

                             Copies of Communications to:
                                 Aviva Grossman, Esq.
                          Kramer, Levin, Naftalis & Frankel
                                   919 Third Avenue
                               New York, New York 10022
              ---------------------------------------------------------

It is proposed that this filing will become effective:

  X
-----    immediately upon filing pursuant to Rule 485, paragraph (b)

-----    on [     ] pursuant to Rule 485, paragraph (b)

-----    60 days after filing pursuant to Rule 485, paragraph (a)(i)

-----    on [     ] pursuant to Rule 485, paragraph (a)(i)

-----    75 days after filing pursuant to Rule 485, paragraph (a)(ii)

-----    on [     ] pursuant to Rule 485, paragraph (a)(ii)

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment
-----



REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24f-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED
JUNE 30, 1996 WAS FILED WITH THE COMMISSION ON AUGUST 19, 1996.

                           Calculation of Registration Fee

                               STONE BRIDGE FUNDS, INC.

-----------------------------------------------------------------------------------------------------------
                         Title of           Amount of         Proposed         Proposed          Amount
                        Securities          Securities        Maximum          Maximum             of
                          Being               Being        Offering Price      Offering       Registration
Series of Registrant    Registered          Registered      per Share (1)      Price (2)           Fee
-----------------------------------------------------------------------------------------------------------
                           Shares of
Oak Hall Equity Fund    Series A Common     521,738(3)         $14.19          $7,403,462        $100.00
                             Stock

-----------------------------------------------------------------------------------------------------------


(1) Computed under Rule 457(d) of the Securities Act of 1933, as amended, on the basis of the offering price per share at the close of business on September 30, 1996.

(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended.

(3) Oak Hall Equity Fund redeemed 741,528 shares during Registrant's previous
fiscal year ended June 30, 1996.   243,046 of these redeemed shares were used
for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) during the fiscal year ended June 30, 1996, and 521,738 shares are used for the reduction of the fee herewith.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland and State of Maine on the 4th day of October, 1996.

                                       STONE BRIDGE FUNDS, INC.

                                       By:  /s/ John Y. Keffer
                                          --------------------------------
                                            John Y. Keffer
                                            President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons on October 4, 1996.


         Signatures                         Title
         ----------                         -----

(a) Principal Executive Officer

    /s/ John Y. Keffer                 Chairman, President
    ----------------------------
    John Y. Keffer

(b) Principal Financial and
    Accounting Officer

    /s/ Michael D. Martins             Treasurer & Assistant Secretary
    ----------------------------
    Michael D. Martins

(c) A Majority of the Directors

    /s/ John Y. Keffer                 Director
    ----------------------------
    John Y. Keffer

    Joseph J. Nicholson                Director
    David B. Pinter                    Director
    Max J. Schwartz                    Director
    Seymour G. Siegel                  Director

    By:   /s/ John Y. Keffer           Director
       -------------------------
         John Y. Keffer
         Attorney in Fact*

                                  INDEX TO EXHIBITS


Exhibit            Description
-------            -----------

                   Opinion of Kramer, Levin, Naftalis & Frankel

                   Power of Attorney of Joseph J. Nicholson

                   Power of Attorney of David B. Pinter

                   Power of Attorney of Max J. Schwartz

                   Power of Attorney of Seymour G. Siegel